BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.
(a)
............... 1,002 $ 138,005
Boeing Co. (The)
(a)
.................. 5,318 1,018,397
Curtiss-Wright Corp.
(b)
................ 4,696 705,151
General Dynamics Corp. .............. 8,951 2,158,802
HEICO Corp. ..................... 1,562 239,830
HEICO Corp., Class A ................ 9,281 1,177,109
Lockheed Martin Corp. ............... 2,754 1,215,616
Northrop Grumman Corp. ............. 321 143,558
6,796,468
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. . 840 86,655
FedEx Corp. ...................... 106 24,527
United Parcel Service, Inc., Class B ...... 5,972 1,280,755
1,391,937
Auto Components — 0.3%
BorgWarner, Inc.
(b)
.................. 16,796 653,364
Goodyear Tire & Rubber Co. (The)
(a)
...... 3,876 55,388
708,752
Automobiles — 2.4%
(a)
General Motors Co. ................. 13,588 594,339
Tesla, Inc. ........................ 4,074 4,390,143
4,984,482
Banks — 3.9%
Bank of America Corp. ............... 62,312 2,568,501
Citigroup, Inc. ..................... 18,912 1,009,901
Huntington Bancshares, Inc. ........... 1,536 22,456
JPMorgan Chase & Co. .............. 15,746 2,146,495
Pinnacle Financial Partners, Inc.
(b)
....... 6,589 606,715
PNC Financial Services Group, Inc. (The) .. 2,008 370,376
Regions Financial Corp. .............. 59,917 1,333,752
Truist Financial Corp. ................ 2,460 139,482
US Bancorp ...................... 390 20,729
Wells Fargo & Co. .................. 1,101 53,354
8,271,761
Beverages — 1.3%
Brown-Forman Corp., Class B .......... 14,959 1,002,552
Coca-Cola Europacific Partners plc ....... 6,101 296,569
Keurig Dr Pepper, Inc. ............... 17,960 680,684
PepsiCo, Inc. ..................... 4,207 704,168
2,683,973
Biotechnology — 1.1%
Amgen, Inc. ...................... 8,060 1,949,069
Biogen, Inc.
(a)
..................... 1,993 419,726
2,368,795
Building Products — 0.1%
Builders FirstSource , Inc.
(a)
............ 1,615 104,232
Owens Corning .................... 1,343 122,885
227,117
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The) ..... 356 17,668
FactSet Research Systems, Inc. ......... 1,324 574,814
Goldman Sachs Group, Inc. (The) ....... 808 266,721
Moody's Corp. ..................... 665 224,378
S&P Global, Inc. ................... 4,461 1,829,813
Stifel Financial Corp. ................ 2,900 196,910
3,110,304
Security
Shares
Shares Value
Chemicals — 1.4%
Corteva , Inc. ...................... 3,318 $ 190,719
Ecolab, Inc. ...................... 13,544 2,391,329
Linde plc ........................ 641 204,754
Mosaic Co. (The) ................... 1,793 119,234
2,906,036
Communications Equipment — 0.4%
Ciena Corp.
(a)
..................... 2,182 132,295
Juniper Networks, Inc. ............... 19,059 708,232
840,527
Construction & Engineering — 0.0%
MasTec , Inc.
(a)
..................... 242 21,078
Consumer Finance — 1.6%
Ally Financial, Inc. .................. 36,272 1,577,107
American Express Co. ............... 6,670 1,247,290
Capital One Financial Corp. ............ 3,513 461,222
Discover Financial Services ............ 1,223 134,762
3,420,381
Diversified Consumer Services — 0.5%
H&R Block, Inc.
(b)
................... 17,662 459,918
Service Corp. International ............ 8,840 581,849
1,041,767
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,159 761,933
Voya Financial, Inc. ................. 34,381 2,281,179
3,043,112
Diversified Telecommunication Services — 0.1%
AT&T, Inc. ........................ 10,283 242,987
Electric Utilities — 1.8%
Entergy Corp. ..................... 16,846 1,966,770
NextEra Energy, Inc. ................ 9,012 763,407
OGE Energy Corp. .................. 24,524 1,000,089
3,730,266
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 2,582 343,871
Eaton Corp. plc .................... 7,860 1,192,833
1,536,704
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.
(a)
........................ 8,608 159,678
Keysight Technologies, Inc.
(a)
........... 5,138 811,650
TE Connectivity Ltd. ................. 642 84,089
1,055,417
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 13,461 509,768
Schlumberger NV .................. 21,054 869,741
1,379,509
Entertainment — 0.3%
(a)
ROBLOX Corp., Class A
(b)
............. 2,715 125,542
Roku, Inc. ........................ 1,159 145,188
Spotify Technology SA ............... 2,174 328,317
Zynga, Inc., Class A ................. 5,117 47,281
646,328
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Homes 4 Rent, Class A ........ 13,472 539,284
American Tower Corp. ............... 751 188,666
Crown Castle International Corp. ........ 3,223 594,966
CubeSmart ....................... 26,001 1,352,832
Equity LifeStyle Properties, Inc. ......... 6,820 521,594
Extra Space Storage, Inc. ............. 2,998 616,389

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc. ................... 7,574 $ 1,063,617
Mid-America Apartment Communities, Inc. .. 1,912 400,468
Prologis, Inc. ...................... 16,523 2,668,134
7,945,950
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. .............. 3,627 2,088,608
Kroger Co. (The) ................... 1,215 69,704
Walmart, Inc. ...................... 5,514 821,145
2,979,457
Food Products — 0.5%
Bunge Ltd. ....................... 3,859 427,616
Kellogg Co. ....................... 1,843 118,855
McCormick & Co., Inc. (Non-Voting) ...... 5,504 549,299
1,095,770
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 1,773 209,852
Align Technology, Inc.
(a)
............... 1,242 541,512
Boston Scientific Corp.
(a)
.............. 28,842 1,277,412
IDEXX Laboratories, Inc.
(a)
............. 2,932 1,603,980
Medtronic plc ..................... 2,011 223,121
3,855,877
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp. ............. 412 63,741
Anthem, Inc. ...................... 3,792 1,862,706
Cigna Corp. ...................... 1,628 390,085
CVS Health Corp. .................. 4,809 486,719
McKesson Corp. ................... 1,830 560,218
Molina Healthcare, Inc.
(a)
.............. 1,298 433,000
UnitedHealth Group, Inc. .............. 1,391 709,368
4,505,837
Health Care Technology — 0.5%
Cerner Corp. ...................... 1,494 139,779
Teladoc Health, Inc.
(a)(b)
............... 13,633 983,348
1,123,127
Hotels, Restaurants & Leisure — 1.0%
Choice Hotels International, Inc. ......... 467 66,202
Domino's Pizza, Inc. ................. 352 143,268
McDonald's Corp. .................. 1,584 391,692
Travel + Leisure Co. ................. 21,363 1,237,772
Yum! Brands, Inc. .................. 2,499 296,206
2,135,140
Household Durables — 0.5%
Garmin Ltd. ....................... 1,039 123,236
Lennar Corp., Class A ................ 1,326 107,631
Whirlpool Corp.
(b)
................... 4,555 787,013
1,017,880
Household Products — 1.8%
Church & Dwight Co., Inc. ............. 2,174 216,052
Colgate-Palmolive Co. ............... 35,564 2,696,818
Procter & Gamble Co. (The) ........... 5,358 818,703
3,731,573
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(a)
...... 4,857 112,002
Industrial Conglomerates — 0.5%
Honeywell International, Inc. ........... 2,709 527,117
Roper Technologies, Inc. .............. 956 451,452
978,569
Security
Shares
Shares Value
Insurance — 3.0%
Marsh & McLennan Cos., Inc. .......... 11,652 $ 1,985,734
MetLife, Inc. ...................... 38,039 2,673,381
Reinsurance Group of America, Inc. ...... 3,558 389,458
Travelers Cos., Inc. (The) ............. 7,015 1,281,851
6,330,424
Interactive Media & Services — 5.1%
(a)
Alphabet, Inc., Class A ............... 1,835 5,103,777
Alphabet, Inc., Class C ............... 1,380 3,854,326
Meta platforms, Inc., Class A ........... 8,716 1,938,090
10,896,193
Internet & Direct Marketing Retail — 3.7%
(a)
Amazon.com, Inc. .................. 2,349 7,657,623
Etsy, Inc. ........................ 1,936 240,606
MercadoLibre , Inc. .................. 26 30,926
7,929,155
IT Services — 4.3%
Accenture plc, Class A ............... 2,205 743,592
Automatic Data Processing, Inc. ......... 2,638 600,250
EPAM Systems, Inc.
(a)
................ 269 79,788
Fidelity National Information Services, Inc. .. 15,168 1,523,171
Global Payments, Inc. ............... 1,385 189,523
Mastercard , Inc., Class A .............. 1,547 552,867
PayPal Holdings, Inc.
(a)
............... 11,712 1,354,493
Square, Inc., Class A
(a)
............... 559 75,800
Visa, Inc., Class A
(b)
................. 17,188 3,811,783
Western Union Co. (The) ............. 6,528 122,335
9,053,602
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc. ............. 18,842 2,493,362
Bruker Corp. ...................... 5,603 360,273
Danaher Corp. .................... 5,552 1,628,568
Mettler -Toledo International, Inc.
(a)
....... 509 698,954
Syneos Health, Inc.
(a)
................ 17,265 1,397,602
Thermo Fisher Scientific, Inc. ........... 2,333 1,377,986
7,956,745
Machinery — 1.8%
Caterpillar, Inc. .................... 2,128 474,161
Cummins, Inc. ..................... 1,685 345,611
Illinois Tool Works, Inc. ............... 11,963 2,505,052
Otis Worldwide Corp. ................ 5,299 407,758
3,732,582
Media — 2.1%
Altice USA, Inc., Class A
(a)
............. 26,617 332,180
Charter Communications, Inc., Class A
(a)
... 781 426,051
Comcast Corp., Class A .............. 41,676 1,951,270
Fox Corp., Class A .................. 38,613 1,523,283
Fox Corp., Class B .................. 780 28,298
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
411 18,787
Nexstar Media Group, Inc., Class A ....... 558 105,172
Warner Bros Discovery, Inc., Class C
(a)
.... 1,755 43,823
4,428,864
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. .............. 9,215 458,354
Reliance Steel & Aluminum Co. ......... 5,928 1,086,899
Steel Dynamics, Inc. ................. 2,407 200,816
1,746,069
Multiline Retail — 0.9%
Nordstrom, Inc.
(a)
................... 1,206 32,695
Target Corp. ...................... 9,018 1,913,800
1,946,495

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Multi-Utilities — 0.5%
DTE Energy Co. ................... 8,264 $ 1,092,583
Oil, Gas & Consumable Fuels — 3.7%
Devon Energy Corp. ................. 7,279 430,407
EOG Resources, Inc. ................ 16,885 2,013,199
Exxon Mobil Corp. .................. 37,119 3,065,658
Marathon Oil Corp. .................. 45,971 1,154,332
Ovintiv , Inc. ....................... 4,563 246,721
Phillips 66 ........................ 7,202 622,181
Targa Resources Corp. ............... 421 31,773
Valero Energy Corp. ................. 2,044 207,548
7,771,819
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 946 257,615
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. .............. 2,564 187,249
Eli Lilly & Co. ..................... 668 191,295
Johnson & Johnson ................. 24,439 4,331,324
Merck & Co., Inc. ................... 17,812 1,461,474
Pfizer, Inc. ....................... 21,093 1,091,985
Zoetis, Inc. ....................... 12,779 2,409,992
9,673,319
Professional Services — 0.2%
Equifax, Inc. ...................... 1,751 415,162
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,841 260,008
Road & Rail — 0.8%
CSX Corp. ....................... 3,124 116,994
Landstar System, Inc. ................ 5,895 889,143
Old Dominion Freight Line, Inc. ......... 212 63,320
Ryder System, Inc. .................. 3,072 243,702
Schneider National, Inc., Class B
(b)
....... 14,923 380,536
1,693,695
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.
(a)
......... 15,809 1,728,556
Applied Materials, Inc. ............... 468 61,682
Cirrus Logic, Inc.
(a)
.................. 2,984 253,013
Intel Corp. ....................... 43,024 2,132,270
KLA Corp. ........................ 234 85,658
Lam Research Corp. ................ 1,150 618,252
Lattice Semiconductor Corp.
(a)(b)
......... 993 60,523
MaxLinear , Inc.
(a)
................... 1,729 100,887
Monolithic Power Systems, Inc. ......... 1,183 574,560
NVIDIA Corp. ..................... 10,242 2,794,632
NXP Semiconductors NV ............. 376 69,590
QUALCOMM, Inc. .................. 8,899 1,359,945
Silicon Laboratories, Inc.
(a)
............. 7,182 1,078,736
Teradyne, Inc. ..................... 535 63,253
Texas Instruments, Inc. ............... 516 94,676
11,076,233
Software — 10.2%
Adobe, Inc.
(a)
...................... 3,905 1,779,196
Atlassian Corp. plc, Class A
(a)
........... 99 29,089
C3.ai, Inc., Class A
(a)
................ 2,535 57,544
Cadence Design Systems, Inc.
(a)
........ 3,313 544,856
Security
Shares
Shares Value
Software (continued)
HubSpot , Inc.
(a)
.................... 337 $ 160,055
Intuit, Inc. ........................ 2,299 1,105,451
Manhattan Associates, Inc.
(a)
........... 448 62,142
Microsoft Corp. .................... 40,576 12,509,987
Palo Alto Networks, Inc.
(a)
............. 39 24,278
Paycom Software, Inc.
(a)
.............. 104 36,024
RingCentral, Inc., Class A
(a)
............ 593 69,506
salesforce.com, Inc.
(a)
................ 5,269 1,118,714
ServiceNow , Inc.
(a)
.................. 4,130 2,299,956
Workday, Inc., Class A
(a)
.............. 7,901 1,891,973
21,688,771
Specialty Retail — 1.2%
Advance Auto Parts, Inc. .............. 713 147,563
American Eagle Outfitters, Inc.
(b)
......... 11,493 193,082
Best Buy Co., Inc.
(b)
................. 3,780 343,602
Home Depot, Inc. (The) .............. 5,518 1,651,703
Lowe's Cos., Inc. ................... 830 167,818
2,503,768
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. ....................... 75,623 13,204,532
Dell Technologies, Inc., Class C
(a)
........ 34,658 1,739,485
Hewlett Packard Enterprise Co. ......... 60,432 1,009,819
HP, Inc.
(b)
........................ 27,056 982,133
Western Digital Corp.
(a)
............... 3,418 169,703
17,105,672
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B ................. 1,478 198,880
Ralph Lauren Corp. ................. 2,906 329,656
528,536
Tobacco — 0.1%
Philip Morris International, Inc. .......... 2,381 223,671
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.
(a)
........ 8,434 1,363,694
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)(b)
......... 8,829 266,901
Total Common Stocks — 99.1%
(Cost: $186,379,721) ............................. 209,830,459
Total Long-Term Investments — 99.1%
(Cost: $186,379,721) ............................. 209,830,459
Short-Term Securities
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 1,792,034 1,792,034
SL Liquidity Series, LLC, Money Market Series,
0.42%
(e)
....................... 8,431,946 8,429,417
Total Short-Term Securities — 4.8%
(Cost: $10,220,126) .............................. 10,221,451
Total Investments — 103.9%
(Cost: $196,599,847 ) ............................. 220,051,910
Liabilities in Excess of Other Assets — (3.9)% ............ (8,187,135)
Net Assets — 100.0% .............................. $ 211,864,775
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,205,475 $ — $ (413,441) $ — $ — $ 1,792,034 1,792,034 $ 24 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,233,504 6,200,654 — (6,066) 1,325 8,429,417 8,431,946 6,268
(b)
—
$ (6,066) $ 1,325 $ 10,221,451 $ 6,292 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 06/17/22 $ 2,265 $ 117,113
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 209,830,459 $ — $ — $ 209,830,459
Short-Term Securities ....................................... 1,792,034 — — 1,792,034
$ 211,622,493 $ — $ — $ 211,622,493
Investments Valued at NAV
(a)
..................................... 8,429,417
$ —
$ 220,051,910
$ —

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 117,113 $ — $ — $ 117,113
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.